UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Large Cap Growth Fund
Class A [POGAX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$13,341,712,966
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Growth Fund	PAGE 1	38964-STSA-0326

Putnam Large Cap Growth Fund
Class C [POGCX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$84	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$13,341,712,966
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Growth Fund	PAGE 1	38964-STSC-0326

Putnam Large Cap Growth Fund
Class R [PGORX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$13,341,712,966
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Growth Fund	PAGE 1	38964-STSR-0326

Putnam Large Cap Growth Fund
Class R5 [PGODX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$34	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$13,341,712,966
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Growth Fund	PAGE 1	38964-STSR5-0326

Putnam Large Cap Growth Fund
Class R6 [PGOEX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$13,341,712,966
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Growth Fund	PAGE 1	38964-STSR6-0326

Putnam Large Cap Growth Fund
Class Y [PGOYX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$33	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$13,341,712,966
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Growth Fund	PAGE 1	38964-STSY-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Large Cap Growth
Fund
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $75.20 $64.70 $50.90 $46.78 $60.13 $48.00
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.12) (0.27) (0.13) (0.04) (0.23) (0.26)
Net realized and unrealized gains (losses) 3.48 13.96 14.20 7.13 (7.80) 14.11
Total from investment operations ........ 3.36 13.69 14.07 7.09 (8.03) 13.85
Less distributions from:
Net realized gains ................. (4.27) (3.19) (0.27) (2.97) (5.32) (1.72)
Net asset value, end of period .......... $74.29 $75.20 $64.70 $50.90 $46.78 $60.13
Total return
c
....................... 4.39% 21.47% 27.77% 16.93% (14.92)% 29.50%
Ratios to average net assets
d
Expenses
e
........................ 0.89%
f
0.93%
f
0.92%
f
0.90% 0.92% 0.99%
Net investment (loss) ................ (0.30)% (0.41)% (0.23)% (0.09)% (0.43)% (0.50)%
Supplemental data
Net assets, end of period (000’s) ........ $8,143,353 $8,150,271 $7,236,613 $6,034,496 $5,527,590 $6,953,705
Portfolio turnover rate ................ 20%
g
34%
g
32% 34% 44% 49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3( i ) for current period and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $56.88 $49.99 $39.68 $37.45 $49.51 $40.09
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.31) (0.60) (0.43) (0.29) (0.51) (0.54)
Net realized and unrealized gains (losses) 2.65 10.68 11.01 5.49 (6.23) 11.68
Total from investment operations ........ 2.34 10.08 10.58 5.20 (6.74) 11.14
Less distributions from:
Net realized gains ................. (4.27) (3.19) (0.27) (2.97) (5.32) (1.72)
Net asset value, end of period .......... $54.95 $56.88 $49.99 $39.68 $37.45 $49.51
Total return
c
....................... 3.99% 20.56% 26.82% 16.05% (15.56)% 28.53%
Ratios to average net assets
d
Expenses
e
........................ 1.64%
f
1.69%
f
1.67%
f
1.65% 1.67% 1.74%
Net investment (loss) ................ (1.05)% (1.17)% (0.98)% (0.84)% (1.18)% (1.24)%
Supplemental data
Net assets, end of period (000’s) ........ $151,244 $154,349 $139,079 $116,157 $119,507 $170,111
Portfolio turnover rate ................ 20%
g
34%
g
32% 34% 44% 49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3( i ) for current period and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $70.02 $60.60 $47.81 $44.24 $57.28 $45.91
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.20) (0.45) (0.25) (0.14) (0.34) (0.37)
Net realized and unrealized gains (losses) 3.25 13.06 13.31 6.68 (7.38) 13.46
Total from investment operations ........ 3.05 12.61 13.06 6.54 (7.72) 13.09
Less distributions from:
Net realized gains ................. (4.27) (3.19) (0.27) (2.97) (5.32) (1.72)
Net asset value, end of period .......... $68.80 $70.02 $60.60 $47.81 $44.24 $57.28
Total return
c
....................... 4.26% 21.15% 27.45% 16.64% (15.14)% 29.18%
Ratios to average net assets
d
Expenses
e
........................ 1.14%
f
1.19%
f
1.17%
f
1.15% 1.17% 1.24%
Net investment (loss) ................ (0.56)% (0.67)% (0.47)% (0.34)% (0.68)% (0.74)%
Supplemental data
Net assets, end of period (000’s) ........ $38,858 $30,428 $17,041 $14,422 $12,524 $14,731
Portfolio turnover rate ................ 20%
g
34%
g
32% 34% 44% 49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3( i ) for current period and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $82.12 $70.24 $55.10 $50.24 $64.06 $50.91
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) (0.13) (0.01) 0.07 (0.11) (0.14)
Net realized and unrealized gains (losses) 3.79 15.20 15.42 7.76 (8.39) 15.01
Total from investment operations ........ 3.76 15.07 15.41 7.83 (8.50) 14.87
Less distributions from:
Net realized gains ................. (4.27) (3.19) (0.27) (2.97) (5.32) (1.72)
Net asset value, end of period .......... $81.61 $82.12 $70.24 $55.10 $50.24 $64.06
Total return
c
....................... 4.51% 21.75% 28.09% 17.25% (14.73)% 29.82%
Ratios to average net assets
d
Expenses
e
........................ 0.66%
f
0.70%
f
0.68%
f
0.64% 0.68% 0.74%
Net investment income (loss) .......... (0.07)% (0.17)% (0.01)% 0.16% (0.18)% (0.25)%
Supplemental data
Net assets, end of period (000’s) ........ $9,037 $8,945 $5,955 $2,898 $2,416 $3,130
Portfolio turnover rate ................ 20%
g
34%
g
32% 34% 44% 49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3( i ) for current period and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $82.38 $70.39 $55.16 $50.25 $64.01 $50.83
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 (0.06) 0.07 0.12 (0.04) (0.09)
Net realized and unrealized gains (losses) 3.81 15.24 15.43 7.76 (8.40) 14.99
Total from investment operations ........ 3.82 15.18 15.50 7.88 (8.44) 14.90
Less distributions from:
Net realized gains ................. (4.27) (3.19) (0.27) (2.97) (5.32) (1.72)
Net asset value, end of period .......... $81.93 $82.38 $70.39 $55.16 $50.25 $64.01
Total return
c
....................... 4.56% 21.88% 28.22% 17.35% (14.65)% 29.93%
Ratios to average net assets
d
Expenses
e
........................ 0.57%
f
0.60%
f
0.58%
f
0.54% 0.58% 0.64%
Net investment income (loss) .......... 0.02% (0.07)% 0.11% 0.26% (0.08)% (0.16)%
Supplemental data
Net assets, end of period (000’s) ........ $1,801,497 $1,553,936 $894,307 $700,519 $539,847 $630,666
Portfolio turnover rate ................ 20%
g
34%
g
32% 34% 44% 49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3( i ) for current period and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $81.22 $69.50 $54.51 $49.75 $63.48 $50.46
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) (0.11) 0.01 0.07 (0.10) (0.14)
Net realized and unrealized gains (losses) 3.75 15.02 15.25 7.66 (8.31) 14.88
Total from investment operations ........ 3.73 14.91 15.26 7.73 (8.41) 14.74
Less distributions from:
Net realized gains ................. (4.27) (3.19) (0.27) (2.97) (5.32) (1.72)
Net asset value, end of period .......... $80.68 $81.22 $69.50 $54.51 $49.75 $63.48
Total return
c
....................... 4.51% 21.77% 28.11% 17.22% (14.72)% 29.83%
Ratios to average net assets
d
Expenses
e
........................ 0.64%
f
0.68%
f
0.67%
f
0.65% 0.67% 0.74%
Net investment income (loss) .......... (0.05)% (0.16)% 0.02% 0.16% (0.18)% (0.26)%
Supplemental data
Net assets, end of period (000’s) ........ $3,197,724 $2,941,838 $2,534,787 $1,774,996 $1,507,510 $1,948,015
Portfolio turnover rate ................ 20%
g
34%
g
32% 34% 44% 49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3( i ) for current period and prior year information.

Putnam Investment Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Large Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 98.2%
Aerospace & Defense 2.3%
General Electric Co. ................................................. 719,251 $ 220,659,014
TransDigm Group, Inc. ............................................... 59,085 84,346,201
305,005,215
Automobiles 4.0%
a
Tesla, Inc. ......................................................... 1,227,023 528,122,969
a
Biotechnology 1.8%
AbbVie, Inc. ....................................................... 1,053,291 234,894,426
Broadline Retail 4.8%
a
Amazon.com, Inc. ................................................... 2,697,889 645,604,838
a
Building Products 1.1%
Trane Technologies plc ............................................... 364,237 153,190,797
Capital Markets 0.9%
Nasdaq, Inc. ....................................................... 1,267,782 122,835,398
Chemicals 0.7%
Sherwin-Williams Co. (The) ............................................ 267,955 95,027,561
Commercial Services & Supplies 0.5%
Waste Connections, Inc. .............................................. 387,355 64,920,698
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................................. 969,647 137,437,766
a
Construction Materials 1.0%
Vulcan Materials Co. ................................................. 444,297 133,529,020
Consumer Finance 0.9%
Capital One Financial Corp. ........................................... 530,280 116,094,200
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp. .............................................. 161,924 152,249,041
Electric Utilities 0.7%
Constellation Energy Corp. ............................................ 320,045 89,830,231
Electrical Equipment 1.7%
GE Vernova, Inc. .................................................... 305,303 221,762,940
Entertainment 1.8%
a
Live Nation Entertainment, Inc. ......................................... 472,675 68,750,579
a
Netflix, Inc. ........................................................ 1,426,788 119,122,530
a
Spotify Technology SA ................................................ 112,976 56,527,542
244,400,651
Financial Services 4.9%
Mastercard, Inc. , A .................................................. 724,562 390,386,760
Visa, Inc. , A ........................................................ 837,819 269,635,289
660,022,049
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd. ....................................... 1,061,566 78,916,816
Health Care Equipment & Supplies 2.3%
a
Boston Scientific Corp. ............................................... 974,839 91,176,692
a
IDEXX Laboratories, Inc. .............................................. 103,680 69,513,293

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Intuitive Surgical, Inc. ................................................ 303,630 $ 153,096,319
313,786,304
Hotels, Restaurants & Leisure 1.8%
Hilton Worldwide Holdings, Inc. ......................................... 438,136 130,787,977
Starbucks Corp. .................................................... 1,112,538 102,297,869
233,085,846
Interactive Media & Services 11.0%
Alphabet, Inc. , C .................................................... 2,348,951 795,190,382
Meta Platforms, Inc. , A ............................................... 931,606 667,495,699
1,462,686,081
IT Services 0.6%
a
Snowflake, Inc. , A ................................................... 395,095 76,134,807
a
Life Sciences Tools & Services 0.7%
Lonza Group AG .................................................... 131,894 89,615,410
Machinery 1.1%
Caterpillar, Inc. ..................................................... 227,989 149,870,849
Pharmaceuticals 4.2%
Eli Lilly & Co. ...................................................... 465,983 483,294,268
Galderma Group AG ................................................. 456,503 85,091,694
568,385,962
Real Estate Management & Development 1.2%
a
CBRE Group, Inc. , A ................................................. 958,144 163,200,668
a
Semiconductors & Semiconductor Equipment 23.6%
a
Advanced Micro Devices, Inc. .......................................... 902,518 213,653,086
Broadcom, Inc. ..................................................... 2,476,661 820,517,789
Lam Research Corp. ................................................. 1,186,534 277,008,228
NVIDIA Corp. ...................................................... 9,629,301 1,840,448,300
3,151,627,403
Software 11.6%
a
Cadence Design Systems, Inc. ......................................... 609,442 180,614,231
Microsoft Corp. ..................................................... 2,719,807 1,170,305,754
Oracle Corp. ....................................................... 245,532 40,409,657
a
Palantir Technologies, Inc. , A ........................................... 522,736 76,627,870
a
ServiceNow, Inc. .................................................... 583,075 68,225,606
1,536,183,118
Specialized REITs 0.8%
American Tower Corp. ................................................ 572,994 102,726,364
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc. ........................................................ 4,909,106 1,273,814,825
Total Common Stocks (Cost $ 5,187,460,594 ) ....................................
13,104,962,253
a a a a

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.6%
a a
Shares
a
Value
a
Management Investment Companies 1.3%
b,c
Putnam Short Term Investment Fund , Class P , 3.863% ....................... 165,401,019 $ 165,401,019
Total Management Investment Companies (Cost $ 165,401,019 ) ...................
165,401,019
a
Money Market Funds 0.3%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 44,581,130 44,581,130
Total Money Market Funds (Cost $ 44,581,130 ) ..................................
44,581,130
Total Short Term Investments (Cost $ 209,982,149 ) ...............................
209,982,149
a
Total Investments (Cost $ 5,397,442,743 ) 99.8% ..................................
$13,314,944,402
Other Assets, less Liabilities 0.2% .............................................
26,768,564
Net Assets 100.0% ...........................................................
$13,341,712,966
See Abbreviations on page 25 .
a
Non-income producing.
b
See Note
3
(
g
) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Large
Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $5,187,460,594
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 209,982,149
Value - Unaffiliated issuers .................................................................. $13,104,962,253
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 209,982,149
Cash .................................................................................... 6
Receivables:
Investment securities sold ................................................................... 39,773,915
Capital shares sold ........................................................................ 149,561,078
Dividends ............................................................................... 5,175,755
European Union tax reclaims (Note 1 c ) ......................................................... 271,196
Prepaid expenses .......................................................................... 1,058,268
Total assets .......................................................................... 13,510,784,620
Liabilities:
Payables:
Investment securities purchased .............................................................. 141,413,719
Capital shares redeemed ................................................................... 15,384,887
Management fees ......................................................................... 5,741,593
Administrative fees ........................................................................ 34,550
Distribution fees .......................................................................... 1,891,806
Transfer agent fees ........................................................................ 2,776,865
Trustees' fees and expenses ................................................................. 1,308,604
Accrued expenses and other liabilities ........................................................... 519,630
Total liabilities ......................................................................... 169,071,654
Net assets, at value ................................................................. $13,341,712,966
Net assets consist of:
Paid-in capital ............................................................................. $4,901,849,352
Total distributable earnings (losses) ............................................................. 8,439,863,614
Net assets, at value ................................................................. $13,341,712,966

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Large
Cap Growth
Fund
Class A:
Net assets, at value ....................................................................... $8,143,353,129
Shares outstanding ........................................................................ 109,619,847
Net asset value per share
a ,b
.................................................................. $74.29
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $78.82
Class C:
Net assets, at value ....................................................................... $151,243,625
Shares outstanding ........................................................................ 2,752,517
Net asset value and maximum offering price per share
a ,b
............................................ $54.95
Class R:
Net assets, at value ....................................................................... $38,857,698
Shares outstanding ........................................................................ 564,796
Net asset value and maximum offering price per share
b
............................................. $68.80
Class R5:
Net assets, at value ....................................................................... $9,036,917
Shares outstanding ........................................................................ 110,732
Net asset value and maximum offering price per share
b
............................................. $81.61
Class R6:
Net assets, at value ....................................................................... $1,801,497,450
Shares outstanding ........................................................................ 21,988,412
Net asset value and maximum offering price per share
b
............................................. $81.93
Class Y:
Net assets, at value ....................................................................... $3,197,724,147
Shares outstanding ........................................................................ 39,632,291
Net asset value and maximum offering price per share
b
............................................. $80.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Large
Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $147,377)
Unaffiliated issuers ........................................................................ $36,839,549
Non-controlled affiliates (Note 3 g ) ............................................................. 3,060,564
Other income (Note 1 c ) ...................................................................... 4,597
Total investment income ................................................................... 39,904,710
Expenses:
Management fees (Note 3 a ) ................................................................... 33,991,298
Administrative fees (Note 3 b ) .................................................................. 163,457
Distribution fees: (Note 3c )
    Class A ................................................................................ 10,514,018
    Class C ................................................................................ 784,142
    Class R ................................................................................ 87,800
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 5,089,076
    Class C ................................................................................ 94,909
    Class R ................................................................................ 21,070
    Class R5 ............................................................................... 6,662
    Class R6 ............................................................................... 416,998
    Class Y ................................................................................ 1,916,149
Custodian fees ............................................................................. 37,646
Reports to shareholders fees .................................................................. 158,179
Registration and filing fees .................................................................... 54,378
Professional fees ........................................................................... 485,175
Trustees' fees and expenses (Note 3 f ) ........................................................... 269,390
Other .................................................................................... 152,814
Total expenses ......................................................................... 54,243,161
Expense reductions (Note 4 ) ............................................................... (263,765)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (18,264)
Net expenses ......................................................................... 53,961,132
Net investment income (loss) ............................................................ (14,056,422)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 574,022,741
Foreign currency transactions ................................................................ 11,495
Net realized gain (loss) .................................................................. 574,034,236
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 9,579,841
Translation of other assets and liabilities denominated in foreign currencies .............................. 18,873
Net change in unrealized appreciation (depreciation) ............................................ 9,598,714
Net realized and unrealized gain (loss) ............................................................ 583,632,950
Net increase (decrease) in net assets resulting from operations .......................................... $569,576,528

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Large Cap Growth Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(14,056,422) $(37,669,821)
Net realized gain (loss) ................................................. 574,034,236 712,108,451
Net change in unrealized appreciation (depreciation) ........................... 9,598,714 1,619,213,253
Net increase (decrease) in net assets resulting from operations ................ 569,576,528 2,293,651,883
Distributions to shareholders:
Class A ............................................................. (449,132,209) (347,371,549)
Class C ............................................................. (11,142,690) (8,579,538)
Class R ............................................................. (2,159,302) (969,967)
Class R5 ............................................................ (463,968) (273,298)
Class R6 ............................................................ (83,447,333) (57,740,799)
Class Y ............................................................. (162,448,148) (115,307,382)
Total distributions to shareholders .......................................... (708,793,650) (530,242,533)
Capital share transactions: (Note 2 )
Class A ............................................................. 84,543,453 (223,642,534)
Class B ............................................................. — (6,325,911)
Class C ............................................................. 1,892,067 (3,170,571)
Class R ............................................................. 9,274,115 9,623,545
Class R5 ............................................................ 144,008 1,789,418
Class R6 ............................................................ 260,872,450 473,994,742
Class Y ............................................................. 284,437,431 (10,137,039)
Total capital share transactions ............................................ 641,163,524 242,131,650
Net increase (decrease) in net assets ................................... 501,946,402 2,005,541,000
Net assets:
Beginning of period ..................................................... 12,839,766,564 10,834,225,564
End of period .......................................................... $13,341,712,966 $12,839,766,564

Putnam Investment Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam Large Cap Growth Fund
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of six separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Large Cap Growth Fund (Fund) is included in this report.
The Fund offers six classes of shares: Class A, Class C,
Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Large Cap Growth Fund
(continued)
At January 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Large Cap Growth Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributions from realized capital
gains and other distributions, if any, are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Large Cap Growth Fund
(continued)
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,696,431 $130,927,649 3,843,898 $259,027,691
Shares issued in reinvestment of distributions .......... 5,590,000 422,044,743 4,637,970 326,373,890
Shares redeemed ............................... (6,054,235) (468,428,939) (11,938,046) (809,044,115)
Net increase (decrease) .......................... 1,232,196 $84,543,453 (3,456,178) $(223,642,534)
Class B Shares:
*
Shares sold ................................... — $— 10 $476
Shares redeemed ............................... — — (132,284) (6,326,387)
Net increase (decrease) .......................... — $— (132,274) $(6,325,911)
Class C Shares:
Shares sold ................................... 241,055 $14,009,117 502,792 $26,120,791
Shares issued in reinvestment of distributions .......... 194,884 10,892,043 155,081 8,295,293
Shares redeemed
a
.............................. (397,072) (23,009,093) (726,349) (37,586,655)
Net increase (decrease) .......................... 38,867 $1,892,067 (68,476) $(3,170,571)
Class R Shares:
Shares sold ................................... 129,181 $9,278,358 214,518 $13,489,280
Shares issued in reinvestment of distributions .......... 30,874 2,159,302 14,777 969,967
Shares redeemed ............................... (29,791) (2,163,545) (75,969) (4,835,702)
Net increase (decrease) .......................... 130,264 $9,274,115 153,326 $9,623,545
Class R5 Shares:
Shares sold ................................... 4,579 $383,612 28,419 $2,081,947
Shares issued in reinvestment of distributions .......... 5,595 463,968 3,562 273,298
Shares redeemed ............................... (8,369) (703,572) (7,829) (565,827)
Net increase (decrease) .......................... 1,805 $144,008 24,152 $1,789,418
Class R6 Shares:
Shares sold ................................... 4,616,321 $389,008,713 7,740,078 $578,585,980
Shares sold in-kind (Note 3i ) ....................... — — 4,386,669 339,133,413
Shares issued in reinvestment of distributions .......... 921,082 76,670,876 695,553 53,508,875
Shares redeemed ............................... (2,411,021) (204,807,139) (6,664,720) (497,233,526)
Net increase (decrease) .......................... 3,126,382 $260,872,450 6,157,580 $473,994,742
Class Y Shares:
Shares sold ................................... 5,643,391 $386,755,164 8,829,516 $646,530,411
Shares sold in-kind (Note 3i ) ....................... 1,253,091 192,061,237 — —
Shares issued in reinvestment of distributions .......... 1,907,210 156,353,046 1,471,669 111,670,275
Shares redeemed ............................... (5,390,850) (450,732,016) (10,555,874) (768,337,725)
Net increase (decrease) .......................... 3,412,842 $284,437,431 (254,689) $(10,137,039)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Large Cap Growth Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.506% of the
Fund’s average daily net assets.
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Russell
1000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is
+/- 0.12%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Large Cap Growth Fund
(continued)
adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the fund.
Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.506% of the fund’s average net assets, which included an effective base fee of 0.529% and a decrease of 0.023%
($1,576,571) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Large Cap Growth Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $239,212
CDSC retained .............................................................................. $9,096
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Large Cap Growth Fund
(continued)
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Other Affiliated Transactions
On October 17, 2025, Class Y shares of the Fund were sold to certain shareholders through a subscription in-kind. Portfolio securities and cash valued at $192,061,237 were received by the Fund in exchange for Class Y shares.
On November 27, 2024, Class R6 shares of the Fund were sold to certain shareholders through a subscription in-kind.
Portfolio securities and cash valued at $339,133,413 were received by the Fund in exchange for Class R6 shares.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended January 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2025, the Fund deferred late-year ordinary losses of $27,045,799.
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.484% . $— $292,340,462 $(247,759,332) $— $— $44,581,130 44,581,130 $225,303
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 89,162,578 771,837,170 (695,598,729) — — 165,401,019 165,401,019 2,835,261
Total Affiliated Securities ... $89,162,578 $1,064,177,632 $(943,358,061) $— $— $209,982,149 $3,060,564
Cost of investments .......................................................................... $5,408,448,489
Unrealized appreciation ........................................................................ $7,991,521,939
Unrealized depreciation ........................................................................ (85,026,026)
Net unrealized appreciation (depreciation) .......................................................... $7,906,495,913
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Large Cap Growth Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$2,702,904,000 and $3,071,854,344, respectively. Purchases and sales of investments excludes in-kind transactions of
$192,061,237 and $0, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
5. Income Taxes
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Large Cap Growth Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Large Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 305,005,215 $ — $ — $ 305,005,215
Automobiles .......................... 528,122,969 — — 528,122,969
Biotechnology ......................... 234,894,426 — — 234,894,426
Broadline Retail ....................... 645,604,838 — — 645,604,838
Building Products ...................... 153,190,797 — — 153,190,797
Capital Markets ........................ 122,835,398 — — 122,835,398
Chemicals ........................... 95,027,561 — — 95,027,561
Commercial Services & Supplies ........... 64,920,698 — — 64,920,698
Communications Equipment .............. 137,437,766 — — 137,437,766
Construction Materials .................. 133,529,020 — — 133,529,020
Consumer Finance ..................... 116,094,200 — — 116,094,200
Consumer Staples Distribution & Retail ...... 152,249,041 — — 152,249,041
Electric Utilities ........................ 89,830,231 — — 89,830,231
Electrical Equipment .................... 221,762,940 — — 221,762,940
Entertainment ......................... 244,400,651 — — 244,400,651
Financial Services ...................... 660,022,049 — — 660,022,049
Ground Transportation .................. 78,916,816 — — 78,916,816
Health Care Equipment & Supplies ......... 313,786,304 — — 313,786,304
Hotels, Restaurants & Leisure ............. 233,085,846 — — 233,085,846
Interactive Media & Services .............. 1,462,686,081 — — 1,462,686,081
IT Services ........................... 76,134,807 — — 76,134,807
Life Sciences Tools & Services ............ — 89,615,410 — 89,615,410
Machinery ............................ 149,870,849 — — 149,870,849
Pharmaceuticals ....................... 483,294,268 85,091,694 — 568,385,962
Real Estate Management & Development .... 163,200,668 — — 163,200,668
Semiconductors & Semiconductor Equipment . 3,151,627,403 — — 3,151,627,403
Software ............................. 1,536,183,118 — — 1,536,183,118
Specialized REITs ...................... 102,726,364 — — 102,726,364
Technology Hardware, Storage & Peripherals . 1,273,814,825 — — 1,273,814,825
Short Term Investments ................... 209,982,149 — — 209,982,149
Total Investments in Securities ........... $13,140,237,298 $174,707,104
b
$— $13,314,944,402
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $174,707,104, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Large Cap Growth Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust
9. Operating Segments
(continued)

Putnam Investment Funds

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38964-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026